Document and Entity Information Document	May 07, 2024
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 23, 2024
Entity Registrant Name	PROS Holdings, Inc.
Entity Central Index Key	0001392972
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33554
Entity Tax Identification Number	76-0168604
Entity Address, Address Line One	3200 Kirby Drive, Suite 600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77098
City Area Code	(713)
Local Phone Number	335-5151
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock $0.001 par value per share
Trading Symbol	PRO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false